Vinson & Elkins

Allan D. Reiss areiss@velaw.com

Tel 212.237.0018 Fax 917.849.5363

November 27, 2006

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mailstop 7010

Attention: Mr. H. Roger Schwall

Re:	Penn Virginia GP Holdings, L.P.
Registration Statement on Form S-1
File No. 333-135686

Ladies and Gentlemen:

Penn Virginia GP Holdings, L.P. (the “Registrant”) is filing today, via EDGAR, Amendment No. 4 to the above referenced registration statement on Form S-1 (the “Registration Statement”). The Registration Statement contains the preliminary prospectus to be circulated to potential investors.

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Shanghai Tokyo Washington	666 Fifth Avenue, 26th Floor New York, NY 10103-0040 Tel 212.237.0000 Fax 212.237.0100 www.velaw.com

Securities and Exchange Commission

November 27, 2006 Page 2

The Registrant notes that in response to the Staff’s oral comments, the Registration Statement has been revised as requested to revise certain biographical sketches under the caption “Management” and to update the balance sheets of PVG GP, LLC and the Registrant.

The Registrant anticipates requesting acceleration of the Registration Statement for Monday, December 4, 2006, and will comply with Rules 460 and 461 in filing an acceleration request.

Please direct any questions you may have with respect to the foregoing to Allan D. Reiss at (212) 237-0018 or Catherine S. Gallagher at (202) 639-6544.

Very truly yours,

/s/ Allan D. Reiss
Allan D. Reiss